Condensed Financial Information (Parent Company Only) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 1,524	$ 1,304	$ 1,014	$ 972	$ 274	$ 603	$ 777	$ 11	$ 4,814	$ 1,664
Items not requiring (providing) cash
Other assets									62	(1,005)
Net cash provided by operating activities									7,417	14,912
Investing Activities
Net cash used in investing activities									(10,048)	3,970
Financing Activities
Repayment of Notes Payable									1,086	502
Net cash used in financing activities									6,928	(34,454)
Net Change in Cash and Cash Equivalents									4,298	(15,572)
Cash and Cash Equivalents, Beginning of Year				14,846				30,418	14,846	30,418
Cash and Cash Equivalents, End of Year	19,144				14,846				19,144	14,846
Parent [Member]
Operating Activities
Net income									4,956	1,357
Items not requiring (providing) cash
Equity in undistributed net income of subsidiaries									(2,136)	(1,261)
Expense of stock option plan									51	88
Other assets									560	(49)
Other liabilities									(2,625)	1,184
Net cash provided by operating activities									806	1,319
Investing Activities
Increase in Notes Receivable									2,000
Investment in Subsidiary									(2,613)
Net cash used in investing activities									(613)
Financing Activities
Repayment of Notes Payable									(750)	(200)
Net cash used in financing activities									(750)	(200)
Net Change in Cash and Cash Equivalents									(557)	1,119
Cash and Cash Equivalents, Beginning of Year				1,158				39	1,158	39
Cash and Cash Equivalents, End of Year	$ 601				$ 1,158				$ 601	$ 1,158